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                            [WM GROUP OF FUNDS LOGO]



                                                   February 8, 2005

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549

        Re:    WM Trust II (File Nos. 033-27489 and 811-05775)
               WM Variable Trust (File Nos. 033-57732 and 811-07462)

Ladies and Gentlemen:

        We are filing today, through EDGAR, pursuant to Section 14(a) of the Securities Exchange Act of 1934, the following Preliminary Proxy Statements on
Schedule 14A:

               - On behalf of WM Trust II, a Massachusetts business trust, and

               - On behalf of WM Variable Trust, a Massachusetts business trust.

        The Preliminary Proxy Statements are being filed for review related to special meetings of each of the above registrants for the purpose of approving or disapproving sub-advisory agreements on behalf of each registrant's Small Cap Growth Series.

        Please direct any questions concerning these filings to Brian McCabe, Esq. at (617) 951-7801 or to Justin Plouffe, Esq. at (617) 951-7551. Thank you.


                                                   Very truly yours,

                                                   /s/John T. West
                                                   John T. West


Enclosure

Cc:
        Brian D. McCabe, Esq.
        Justin Plouffe, Esq.